TRAVELERS CORPORATE OWNED VARIABLE
                                                   UNIVERSAL LIFE INSURANCE 2000
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                THE PROSPECTUS DATED MAY 1, 2002


The following Investment Option is added to the "Summary of Features" subsection of the "Prospectus Summary" section:

LARGE CAP
Dreyfus Stock Index Fund - Initial Shares

The following information supplements and revises the information in the "Underlying Fund Fees" subsection of the "Prospectus Summary" section:

                                                                     DISTRIBUTION                      TOTAL ANNUAL
                                                                         AND/OR                           OPERATING
                                                    MANAGEMENT FEE     SERVICE      OTHER EXPENSES       EXPENSES
FUNDING                                              (AFTER EXPENSE      FEES       (AFTER EXPENSE   (AFTER EXPENSE
OPTIONS:                                            REIMBURSEMENT)   (12b-1 FEES)   REIMBURSEMENT)    REIMBURSEMENT)
---------------                                     ---------------- -------------  ---------------  ---------------
Dreyfus Stock Index Fund - Initial Shares .......        0.25%            --            0.01%             0.26%
DELAWARE VIP TRUST
   VIP REIT Series...............................        0.71%            --            0.14%             0.85%(4)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class I Shares ......        0.31%**          --            0.02%             0.33%(11)

**The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund:
Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.30%.

NOTES

(11) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management received an administrative fee, which is reflected in the management fee column.

The following information supplements and revises the information in "The Investment Options" table:

         FUNDING                           INVESTMENT                        INVESTMENT
         OPTION                            OBJECTIVE                     ADVISER/SUBADVISER
---------------------------  ----------------------------------------  -------------------------
Dreyfus Stock Index Fund -   The fund seeks to match the total         The Dreyfus Corporation
Initial Shares               return of the Standard & Poor's 500       Subadviser: Mellon Equity
                             Composite Stock Price Index. To pursue    Associates
                             this goal, the fund generally invests
                             in all 500 stocks in the S&P 500
                             in proportion to their weighting in
                             the index.

JANUS ASPEN SERIES
   Global Technology         Under normal circumstances, invests at    Janus Capital
     Portfolio - Service     least 80% of its net assets in
     Shares                  securities of companies that the
                             manager believes will benefit
                             significantly from advances or
                             improvements in technology. This
                             policy is implemented by investing
                             primarily in equity securities of U.S.
                             and foreign companies selected for
                             their growth potential.

The following information supplements the "Performance Information" section that is included in Appendix A.

                     TRAVELERS CORPORATE VARIABLE LIFE 2000
                   PERFORMANCE UPDATE AS OF DECEMBER 31, 2001

                                                                            AVERAGE ANNUAL RETURNS
                                                                   ----------------------------------------
                              INCEPTION  MONTHLY QUARTERLY   YTD                      5     10
INVESTMENT OPTION                DATE    RETURN   RETURN   RETURN   1 YEAR  3 YEAR  YEAR   YEAR   INCEPTION
-----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund -
   Initial Shares............ 09/29/89    0.76%   10.38%  -12.81%  -12.84%  -2.06%  9.56% 11.64%    11.47%









L-12975                                                            July 15, 2002